Condensed Financial Information of the Company - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)	Apr. 30, 2020 shares	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 34,326,192	$ 4,976,830	¥ 6,426,715		¥ 22,421,189
Short-term investments	115,112,554	16,689,751	86,516,618
Prepayments and other current assets	2,298,379	333,235	3,424,687
Total current assets	216,617,876	31,406,641	160,909,168
Non-current assets
Intangible assets	134,002	19,428	701,220
Total non-current assets	20,502,077	2,972,521	20,300,550
Total Assets	237,119,953	34,379,162	181,209,718
Current liabilities
Accrued expenses and other liabilities	20,960,723	3,039,019	14,085,513
Convertible bonds, current portion	13,885,751	2,013,245
Total current liabilities	116,889,480	16,947,382	93,729,714
Other non-current liabilities | ¥			996
Total non-current liabilities	2,459,562	356,603	12,365,457
Total liabilities	119,349,042	$ 17,303,985	106,095,171
Shareholders' equity
Ordinary shares, par value | $ / shares		$ 0.000005
Equity
Additional paid-in capital	99,250,468	$ 14,389,965	95,340,819
Statutory reserves	5,000	725
Accumulated other comprehensive income	3,322,238	481,679	(2,519,900)
(Accumulated deficits)/retained earnings	15,193,035	2,202,783	(17,706,533)
Total shareholders' equity	117,770,911	17,075,177	75,114,547		¥ 60,175,888		¥ 24,646,866
Total liabilities and shareholders' equity	¥ 237,119,953	$ 34,379,162	¥ 181,209,718
Class A ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares		$ 0.000005		$ 0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Ordinary shares, issued	5,278,348,396	5,278,348,396	5,057,542,676			135,426,300
Ordinary shares, outstanding	5,278,348,396	5,278,348,396	5,057,542,676
Equity
Common Shares	¥ 170	$ 25	¥ 161
Class B ordinary shares
Shareholders' equity
Ordinary shares, outstanding	0	0	0
Parent Company | Reportable legal entity
Current assets
Cash and cash equivalents	¥ 61,553	$ 8,924	¥ 2,269
Prepayments and other current assets	443	64	390
Total current assets	61,996	8,988	2,659
Non-current assets
Intangible assets	109,847	15,926	674,057
Investments in subsidiaries, the VIE and subsidiaries of the VIE	133,085,591	19,295,598	86,252,341
Total non-current assets	133,195,438	19,311,524	86,926,398
Total Assets	133,257,434	19,320,512	86,929,057
Current liabilities
Accrued expenses and other liabilities	25,017	3,627	24,607
Convertible bonds, current portion	13,885,751	2,013,245
Total current liabilities	13,910,768	2,016,872	24,607
Convertible bonds	1,575,755	228,463	11,788,907
Other non-current liabilities | ¥			996
Total non-current liabilities	1,575,755	228,463	11,789,903
Total liabilities	15,486,523	2,245,335	11,814,510
Equity
Additional paid-in capital	99,250,468	14,389,965	95,340,819
Statutory reserves	5,000	725
Accumulated other comprehensive income	3,322,238	481,679	(2,519,900)
(Accumulated deficits)/retained earnings	15,193,035	2,202,783	(17,706,533)
Total shareholders' equity	117,770,911	17,075,177	75,114,547
Total liabilities and shareholders' equity	¥ 133,257,434	$ 19,320,512	¥ 86,929,057
Parent Company | Reportable legal entity | Class A ordinary shares
Shareholders' equity
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Equity
Common Shares	¥ 170	$ 25	¥ 161